Related Parties - Summary of Expenses for Compensation of Its Key Executives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term compensation	R$ 62,285	R$ 47,003	R$ 47,936
Stock compensation	18,424	15,778	4,786
Post-employment benefits	4,035	2,737	2,866
Termination benefit	0	5,637	0
Total	R$ 84,744	R$ 71,155	R$ 55,588